Pay vs Performance Disclosure - USD ($)		9 Months Ended	12 Months Ended
		Dec. 31, 2023	Dec. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return(5)	Net Income (Loss)
Fiscal Year 2024	$253,535	$263,535	$203,635	$226,302	$8.74	$(23,257,000)
Nine-Month Transition Period Ended December 31, 2023	$169,527	$250,069	$244,954	$256,856	$63.52	$(6,398,000)
Fiscal Year 2023	$307,451	$263,866	$415,138	$388,476	$12.68	$(4,638,462)
Fiscal Year 2022	$161,414	161,414	$245,935	$243,829	$34.15	$230,471

Named Executive Officers, Footnote [Text Block]
(1)	The dollar amounts reported are the amounts of total compensation reported for our CEO, Gary Atkinson, in the Summary Compensation Table for fiscal years 2024, 2023 and 2022.

PEO Total Compensation Amount	[1]	$ 169,527	$ 253,535	$ 307,451	$ 161,414
PEO Actually Paid Compensation Amount	[2]	250,069	$ 263,535	263,866	161,414
Adjustment To PEO Compensation, Footnote [Text Block]

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table:

Name and Principal Position	Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards for CEO (1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to CEO
Gary Atkinson,	Fiscal Year 2024	$253,535	$10,000	$-	$-	$10,000	$-	$263,535
Chief Executive Officer	Nine-Month Transition Period Ended December 31, 2023	$169,527	$-	$-	$-	$112,042	$(31,500)	$250,069
	Fiscal Year 2023	$307,451	$58,586	$15,001	$-	$-	$-	$263,866
	Fiscal Year 2022	$161,414	$-	$-	$-	$-	$-	$161,414

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table

Non-PEO NEO Average Total Compensation Amount	[3]	244,954	$ 203,635	415,138	245,935
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	256,856	$ 226,302	388,476	243,829
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

To calculate the amounts in the “Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-CEO NEOs as reported in the Summary Compensation Table.

Name and Principal Position	Year	Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non-CEO NEOs (1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Non-CEO NEOs (2)
Richard Perez, Former Chief Financial Officer	Fiscal Year 2024	$174,596	$-	$-	$-	-	$-	$174,596

Lionel Marquis, Former Chief Financial Officer	Nine-Month Transition Period Ended December 31, 2023	$268,000	$-	$-	$-	$48,650	$(20,998)	$295,652
	Fiscal Year 2023	$468,224	$38,419	$20,400	$-	$-	$-	$450,205
	Fiscal Year 2022	$160,638	$-	$-	$-	$-	$-	$160,638

Bernardo Melo, Former Chief Revenue Officer	Fiscal Year 2024	$283,454	$10,000	$-	$-	$10,000	$-	$293,454
	Nine Months Ended December 31, 2023	$221,908	$-	$-	$-	$48,650	$(52,498)	$218,060
	Fiscal Year 2023	$362,051	$38,419	$1,680	$-	$-	$1,434	$326,746	(2)
	Fiscal Year 2022	$331,232	$9,114	$4,901	$-	$-	$-	$327,019	(2)

(1)	Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table.
(2)	Compensation actually paid to Bernardo Melo for 2023 and 2022 includes adjustments for accrued bonuses of $7,816 and $4,652, respectively, that was reported as compensation but not paid.

Total Shareholder Return Amount	[5]	63.52	$ 8.74	12.68	34.15
Net Income (Loss) Attributable to Parent		(6,398,000)	$ (23,257,000)	$ (4,638,462)	$ 230,471
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Gary Atkinson	Gary Atkinson	Gary Atkinson
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]		$ 10,000	$ 58,586
PEO [Member] | Fair Value as of Year End for Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				15,001
PEO [Member] | Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		112,042	10,000
PEO [Member] | Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(31,500)
Richard Perez [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount			174,596
Non-PEO NEO Average Compensation Actually Paid Amount	[7]		174,596
Richard Perez [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]
Richard Perez [Member] | Fair Value as of Year End for Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Richard Perez [Member] | Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Richard Perez [Member] | Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Richard Perez [Member] | Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Lionel Marquis [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		268,000		468,224	160,638
Non-PEO NEO Average Compensation Actually Paid Amount	[7]	295,652		450,205	160,638
Lionel Marquis [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]			38,419
Lionel Marquis [Member] | Fair Value as of Year End for Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				20,400
Lionel Marquis [Member] | Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Lionel Marquis [Member] | Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		48,650
Lionel Marquis [Member] | Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(20,998)
Bernardo Melo [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		221,908	283,454	362,051	331,232
Non-PEO NEO Average Compensation Actually Paid Amount	[7]	218,060	293,454	326,746	327,019
Bernardo Melo [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		10,000	38,419	9,114
Bernardo Melo [Member] | Fair Value as of Year End for Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,680	4,901
Bernardo Melo [Member] | Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Bernardo Melo [Member] | Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		48,650	10,000
Bernardo Melo [Member] | Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (52,498)		$ 1,434

[1]	The dollar amounts reported are the amounts of total compensation reported for our CEO, Gary Atkinson, in the Summary Compensation Table for fiscal years 2024, 2023 and 2022.
[2]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Atkinson during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. See table below for further information.
[3]	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO, in the Summary Compensation Table for fiscal years 2024, 2023 and 2022.
[4]	The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our CEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO in the Summary Compensation Table for fiscal years 2024, 2023 and 2022, but also include: (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year.
[5]	Reflects the cumulative stockholder return over the relevant fiscal year, computed in accordance with SEC rules, assuming an investment of $100 in our common shares at a price per share equal to the closing price of our common stock on the last trading day before the commencement of the earliest applicable fiscal year (March 31, 2021) and the measurement end point of the closing price of our common stock on the last trading day in the applicable fiscal year. For 2024, the closing price of our common stock on January 2, 2024 was $206 and the closing price of our common stock on December 31, 2024 was $18. For 2023, the closing price of our common stock on March 31, 2022 was $4.20 and the closing price of our common stock on March 31, 2023 was $1.56. For 2022, the closing price of our common stock on March 31, 2021 was $12.30 and the closing price of our common stock on March 31, 2022 was $4.20.
[6]	Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table
[7]	Compensation actually paid to Bernardo Melo for 2023 and 2022 includes adjustments for accrued bonuses of $7,816 and $4,652, respectively, that was reported as compensation but not paid.
[8]	Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table.